Valuation and Qualifying Accounts	12 Months Ended
May 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
For the years ended May 31, 2013, 2012 and 2011:

(in millions)		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
Allowance for doubtful receivables:
For the year ended
May 31, 2013	$36.5	$17.7	$ (0.5)(B)	$ (20.2)(A)(C)	$33.5
For the year ended
May 31, 2012	$38.2	$15.7	$ (16.2)(B)	$ (1.2)(A)	$36.5
For the year ended
May 31, 2011	$40.6	$13.8	$ (12.3)(B)	$ (3.9)(A)	$38.2

(A)	Uncollectible accounts written off.

(B)	Primarily effect of foreign currency translation.

(C)	Includes $5.1 million related to the bracing divestiture.